Schedule of Investments (unaudited)	iShares® International Developed Real Estate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 9.7%
Abacus Group	99,621	$70,890
Abacus Storage King	105,511	78,565
Arena REIT	63,988	145,087
BWP Trust	94,530	211,675
Centuria Industrial REIT	103,206	218,637
Centuria Office REIT	90,420	78,288
Charter Hall Long Wale REIT	129,270	314,760
Charter Hall Retail REIT	96,850	233,995
Charter Hall Social Infrastructure REIT	65,560	118,275
Cromwell Property Group	279,829	75,483
Dexus	211,649	1,071,085
Dexus Industria REIT	41,538	75,892
GPT Group (The)	376,939	1,139,251
Growthpoint Properties Australia Ltd.	54,162	84,765
HealthCo REIT	88,020	78,422
HomeCo Daily Needs REIT	340,820	280,566
Hotel Property Investments Ltd.	36,706	72,002
Ingenia Communities Group	72,854	211,025
Lifestyle Communities Ltd.	18,573	216,141
Mirvac Group	775,542	1,089,947
National Storage REIT	244,020	365,960
Region RE Ltd.	228,368	336,228
Scentre Group	1,019,027	2,025,874
Stockland.	468,489	1,383,500
Vicinity Ltd.	741,917	984,825
Waypoint REIT Ltd.	131,990	212,492
		11,173,630
Austria — 0.2%
CA Immobilien Anlagen AG	6,667	218,865

Belgium — 2.9%
Aedifica SA	9,260	603,421
Ascencio	1,041	55,753
Cofinimmo SA	6,658	483,885
Home Invest Belgium SA, NVS	1,881	30,736
Intervest Offices & Warehouses NV	5,333	119,878
Montea NV	3,189	273,727
Retail Estates NV	2,421	158,600
Shurgard Self Storage Ltd.	4,950	229,590
VGP NV	1,982	232,467
Warehouses De Pauw CVA	32,940	963,730
Xior Student Housing NV	5,996	179,587
		3,331,374
Canada — 6.9%
Allied Properties REIT	24,808	360,186
Boardwalk REIT	7,311	379,566
Canadian Apartment Properties REIT	32,750	1,136,853
Chartwell Retirement Residences	46,758	416,995
Choice Properties REIT	50,286	525,133
Crombie REIT	20,472	206,936
Dream Industrial REIT	49,393	493,030
First Capital Real Estate Investment Trust	41,538	488,464
Granite REIT	11,719	631,342
H&R Real Estate Investment Trust	50,316	368,636
InterRent REIT	26,276	263,258
Killam Apartment REIT	22,607	314,946
NorthWest Healthcare Properties REIT	42,295	154,149
Prinmaris REIT	18,867	194,922
RioCan REIT	58,616	797,416
SmartCentres Real Estate Investment Trust	25,427	466,384
Security	Shares	Value

Canada (continued)
StorageVault Canada Inc., NVS	46,727	$186,637
Tricon Residential Inc.	47,575	523,716
		7,908,569
Finland — 0.4%
Citycon OYJ	14,124	73,862
Kojamo OYJ	32,252	382,360
		456,222
France — 4.3%
ARGAN SA, NVS	1,951	173,020
Carmila SA	11,318	201,110
Covivio SA/France	10,446	505,836
Gecina SA	10,157	1,120,181
ICADE	6,312	213,700
Klepierre SA	40,454	1,047,381
Mercialys SA	17,554	199,707
Unibail-Rodamco-Westfield, New(a)	20,196	1,446,128
		4,907,063
Germany — 5.9%
Aroundtown SA(a)(b)	134,407	299,826
BRANICKS Group AG(b)	9,853	22,645
Deutsche EuroShop AG(b)	2,312	49,780
Deutsche Wohnen SE.	9,776	237,447
Grand City Properties SA(a)	19,458	188,874
Hamborner REIT AG	13,940	98,533
LEG Immobilien SE(a)	14,577	1,209,595
TAG Immobilien AG(a)	29,722	416,014
Vonovia SE	136,809	4,261,922
		6,784,636
Hong Kong — 9.0%
Champion REIT(b)	371,000	88,342
CK Asset Holdings Ltd.	377,500	1,703,408
Fortune REIT	273,000	156,319
Hongkong Land Holdings Ltd.	216,000	674,245
Hysan Development Co. Ltd.	120,000	207,119
Link REIT	501,440	2,515,063
New World Development Co. Ltd.(b)	275,333	337,463
Prosperity REIT	223,000	35,518
Sino Land Co. Ltd.	666,800	696,515
Sun Hung Kai Properties Ltd.	279,000	2,604,015
Sunlight REIT	220,000	53,689
Swire Properties Ltd.	208,000	388,705
Wharf Real Estate Investment Co. Ltd.	304,900	893,306
		10,353,707
Ireland — 0.1%
Irish Residential Properties REIT PLC.	86,393	107,555

Israel — 0.9%
Amot Investments Ltd.	42,276	219,644
Azrieli Group Ltd.	7,189	484,414
Melisron Ltd.	4,944	362,561
		1,066,619
Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	13,307	31,710

Japan — 26.7%
Activia Properties Inc.	142	386,718
Advance Logistics Investment Corp.	128	111,230
Advance Residence Investment Corp.	264	581,369
Aeon Mall Co. Ltd.	18,100	224,042
AEON REIT Investment Corp.	345	325,087
Comforia Residential REIT Inc.	137	287,129

Schedule of Investments (unaudited) (continued)	iShares® International Developed Real Estate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
CRE Logistics REIT Inc.	121	$126,586
Daiwa House REIT Investment Corp.	417	736,798
Daiwa Office Investment Corp.	52	221,677
Daiwa Securities Living Investments Corp.	380	273,394
Frontier Real Estate Investment Corp.	94	277,852
Fukuoka REIT Corp.	141	166,780
Global One Real Estate Investment Corp.	201	149,745
GLP J-REIT	915	816,943
Hankyu Hanshin REIT Inc.	129	127,733
Health Care & Medical Investment Corp.	68	60,697
Heiwa Real Estate Co. Ltd.	6,300	166,562
Heiwa Real Estate REIT Inc.	194	180,292
Hoshino Resorts REIT Inc.	50	174,500
Hulic Co. Ltd.	81,400	898,847
Hulic REIT Inc.	250	263,267
Ichigo Office REIT Investment Corp.	229	128,682
Industrial & Infrastructure Fund Investment Corp.	383	346,593
Invincible Investment Corp.	1,325	544,709
Japan Excellent Inc.	239	197,603
Japan Hotel REIT Investment Corp.	909	467,134
Japan Logistics Fund Inc.	174	321,730
Japan Metropolitan Fund Invest.	1,348	915,080
Japan Prime Realty Investment Corp.	179	428,582
Japan Real Estate Investment Corp.	261	1,000,554
KDX Realty Investment Corp.	772	837,421
LaSalle Logiport REIT	366	370,630
Mirai Corp.	320	97,848
Mitsubishi Estate Co. Ltd.	213,000	2,951,310
Mitsubishi Estate Logistics REIT Investment Corp.	95	238,014
Mitsui Fudosan Co. Ltd.	175,400	4,403,201
Mitsui Fudosan Logistics Park Inc.	110	329,772
Mori Hills REIT Investment Corp.	308	286,643
Mori Trust REIT Inc.	499	253,405
Nippon Accommodations Fund Inc.	91	378,845
Nippon Building Fund Inc.	301	1,217,879
Nippon Prologis REIT Inc.	483	859,354
NIPPON REIT Investment Corp.	85	196,822
Nomura Real Estate Holdings Inc.	21,100	577,416
Nomura Real Estate Master Fund Inc.	878	960,765
NTT UD REIT Investment Corp.	263	223,331
One REIT Inc.	48	88,271
Orix JREIT Inc.	519	600,332
Samty Residential Investment Corp.	85	61,939
Sankei Real Estate Inc.	93	59,183
Sekisui House REIT Inc.	803	427,106
SOSiLA Logistics REIT Inc.	136	110,447
Star Asia Investment Corp.	433	169,780
Starts Proceed Investment Corp.	48	66,264
Sumitomo Realty & Development Co. Ltd.	77,600	2,440,453
Takara Leben Real Estate Investment Corp.	130	92,467
Tokyo Tatemono Co. Ltd.	38,900	599,524
Tokyu REIT Inc.	183	213,395
United Urban Investment Corp.	577	584,228
		30,603,960
Netherlands — 0.4%
Eurocommercial Properties NV	8,247	184,766
NSI NV	3,453	73,887
Vastned Retail NV	3,389	74,805
Wereldhave NV	7,885	118,108
		451,566
Security	Shares	Value

New Zealand — 0.9%
Argosy Property Ltd.	163,524	$115,947
Goodman Property Trust	216,032	295,791
Kiwi Property Group Ltd.	311,439	165,619
Precinct Properties New Zealand Ltd.	263,761	200,724
Stride Property Group	99,064	85,985
Vital Healthcare Property Trust	96,102	130,408
		994,474
Norway — 0.1%
Entra ASA(b)(c)	14,053	153,929

Singapore — 9.3%
AIMS APAC REIT(b)	124,726	121,573
CapitaLand Ascendas REIT	700,190	1,517,471
CapitaLand Ascott Trust(b)	482,530	344,012
CapitaLand Integrated Commercial Trust	996,507	1,485,559
CapitaLand Investment Ltd./Singapore	498,800	1,095,009
CDL Hospitality Trusts	173,121	132,606
City Developments Ltd.	91,500	415,299
Cromwell European Real Estate Investment Trust	63,900	96,492
Digital Core REIT Management Pte Ltd.	137,100	88,127
ESR-LOGOS REIT	1,209,620	279,525
Far East Hospitality Trust	192,000	93,030
Frasers Centrepoint Trust	212,949	364,232
Frasers Logistics & Commercial Trust	561,200	467,166
Keppel DC REIT	251,371	315,626
Keppel Pacific Oak US REIT	166,000	46,372
Keppel REIT	485,700	334,024
Lendlease Global Commercial REIT	366,647	171,675
Mapletree Industrial Trust	387,545	705,857
Mapletree Logistics Trust	648,960	746,223
Mapletree Pan Asia Commercial Trust	450,717	488,088
OUE REIT	420,200	88,872
Paragon REIT	215,165	140,342
Parkway Life REIT	76,800	201,256
Starhill Global REIT	279,300	107,223
Suntec REIT(b)	415,600	367,402
UOL Group Ltd.(b)	97,200	451,356
		10,664,417
South Korea — 0.3%
ESR Kendall Square REIT Co. Ltd.	23,870	67,251
JR Global REIT	22,331	67,925
LOTTE REIT Co. Ltd.	23,091	53,334
SK REITs Co. Ltd.	35,797	100,480
		288,990
Spain — 1.0%
Inmobiliaria Colonial SOCIMI SA	62,291	374,512
Lar Espana Real Estate SOCIMI SA	11,868	79,648
Merlin Properties SOCIMI SA.	65,553	667,541
		1,121,701
Sweden — 5.2%
Atrium Ljungberg AB, Class B	8,672	173,829
Castellum AB(a)(b)	83,914	1,080,299
Catena AB	6,549	279,228
Cibus Nordic Real Estate AB	11,078	130,525
Corem Property Group AB, Class B	133,825	134,831
Dios Fastigheter AB	17,171	133,187
Fabege AB	49,247	461,243
Fastighets AB Balder, Class B(a)	122,322	811,887
Hufvudstaden AB, Class A	21,074	272,505
NP3 Fastigheter AB	5,740	113,083
Nyfosa AB	35,643	318,805

Schedule of Investments (unaudited) (continued)	iShares® International Developed Real Estate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Pandox AB, Class B	17,336	$237,716
Platzer Fastigheter Holding AB, Class B	10,679	86,993
Sagax AB, Class B	34,961	849,598
Samhallsbyggnadsbolaget i Norden AB(b)	219,330	100,496
Wallenstam AB, Class B	65,616	329,377
Wihlborgs Fastigheter AB	51,984	464,719
		5,978,321
Switzerland — 3.4%
Allreal Holding AG, Registered	2,865	509,601
Hiag Immobilien Holding AG	893	78,453
Intershop Holding AG	215	154,259
Mobimo Holding AG, Registered	1,398	413,023
Peach Property Group AG(a)(b)	2,872	34,346
PSP Swiss Property AG, Registered	8,868	1,180,305
Swiss Prime Site AG, Registered	14,877	1,506,822
		3,876,809
United Kingdom — 11.7%
Abrdn European Logistics Income PLC(c)	76,231	56,322
Abrdn Property Income Trust Ltd.	76,588	52,959
AEW U.K. REIT PLC	31,091	38,220
Assura PLC	571,710	322,705
Balanced Commercial Property Trust Ltd.	105,051	100,752
Big Yellow Group PLC	36,605	529,309
British Land Co. PLC (The)	182,213	875,847
Capital & Counties Properties PLC	267,409	450,475
CLS Holdings PLC	31,978	39,770
Custodian Property Income REIT PLC	80,029	72,343
Derwent London PLC	21,827	588,278
Empiric Student Property PLC	116,976	135,522
Grainger PLC	143,046	477,135
Great Portland Estates PLC	42,243	222,269
Hammerson PLC	762,430	260,184
Helical PLC	19,798	51,560
Home REIT PLC(d)	191,393	69,220
Impact Healthcare REIT PLC, Class B	61,600	66,546
Land Securities Group PLC	144,809	1,220,841
Life Science Reit PLC	69,957	50,889
LondonMetric Property PLC	207,407	506,777
LXI REIT PLC	295,774	394,474
NewRiver REIT PLC	60,940	59,903
Phoenix Spree Deutschland Ltd.(a)	17,779	40,163
Picton Property Income Ltd.	108,062	91,679
Primary Health Properties PLC	259,258	319,194
PRS REIT PLC (The)	99,479	106,151
Regional REIT Ltd.(c)	85,363	32,238
Security	Shares	Value

United Kingdom (continued)
Residential Secure Income PLC, NVS(c)	35,742	$22,834
Safestore Holdings PLC	41,735	434,638
Schroder REIT Ltd.	98,162	56,664
Segro PLC	240,398	2,669,877
Sirius Real Estate Ltd.	226,551	260,694
Supermarket Income REIT PLC	244,259	250,735
Target Healthcare REIT PLC	120,358	126,656
Triple Point Social Housing REIT PLC(c)	70,193	51,692
Tritax Big Box REIT PLC	375,015	785,127
Tritax EuroBox PLC(c)	159,294	104,570
UK Commercial Property REIT Ltd.	144,171	116,782
UNITE Group PLC (The)	67,870	867,096
Urban Logistics REIT PLC	89,765	142,654
Warehouse REIT PLC	76,266	83,894
Workspace Group PLC	28,270	185,952
		13,391,590
Total Long-Term Investments — 99.3%
(Cost: $164,289,100)		113,865,707

Short-Term Securities

Money Market Funds — 1.8%

BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(e)(f)(g)	1,995,772	1,996,969
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(e)(f)	50,000	50,000

Total Short-Term Securities — 1.8%
(Cost: $2,046,874)		2,046,969

Total Investments — 101.1%
(Cost: $166,335,974)		115,912,676

Liabilities in Excess of Other Assets — (1.1)%		(1,248,824)

Net Assets — 100.0%		$114,663,852

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® International Developed Real Estate ETF
January 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,371,728	$—	$(375,446	)(a)	$261	$426	$1,996,969	1,995,772	$30,200	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	—	0	(a)	—	—	50,000	50,000	2,965		—
					$261	$426	$2,046,969		$33,165		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Singapore Index	10	02/28/24	$206	$(975)
TOPIX Index	1	03/07/24	172	11,417
Dow Jones U.S. Real Estate Index	10	03/15/24	336	(13,378)
Euro STOXX 50 Index	2	03/15/24	101	1,665
				$(1,271)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® International Developed Real Estate ETF
January 31, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$12,725,318	$101,071,169	$69,220	$113,865,707
Short-Term Securities
Money Market Funds	2,046,969	—	—	2,046,969
	$14,772,287	$101,071,169	$69,220	$115,912,676
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$13,082	$—	$13,082
Liabilities
Equity Contracts	(13,378)	(975)	—	(14,353)
	$(13,378)	$12,107	$—	(1,271)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust